REDEEMABLE CONVERTIBLE PREFERRED STOCK	9 Months Ended
Sep. 30, 2023
REDEEMABLE CONVERTIBLE PREFERRED STOCK
REDEEMABLE CONVERTIBLE PREFERRED STOCK

NOTE 9 – REDEEMABLE CONVERTIBLE PREFERRED STOCK

Our Board of Directors has designated 25,000 shares of preferred stock as Series A Preferred Stock. The Series A Preferred Stock has no maturity and is not subject to any sinking fund or redemption and will remain outstanding indefinitely unless and until converted by the holder or the Company redeems or otherwise repurchases the Series A Preferred Stock.

In September 2023, the Company issued 9,526 shares of Series A Preferred Stock and the corresponding Transaction Warrants to the Investors (see Note 7) in exchange for total cash proceeds of $9.5 million. In October 2023, the Company issued 900 shares of Series A Preferred Stock and the corresponding Transaction Warrants in exchange for total cash proceeds of $0.9 million.

Dividends

Dividends on each share of Series A Preferred Stock are payable at the rate of 8% (the “Dividend Rate”) of the purchase price of $1,000.00 per share (the “Stated Value”). Dividends are payable semi-annually to holders of record on March 1 and September 1 on March 15 and September 15 of each year, respectively, with the first payment date being March 15, 2024, the dividend for which will reflect the period from closing through March 15, 2024.

Dividends are payable in shares of Common Stock (a “PIK Dividend”). The number of dividend shares is equal to the Stated Value of each such share of Series A Preferred Stock multiplied by the dividend rate of 8.0% per annum and divided by $1.00, as adjusted from time to time for any stock split, stock dividend, recapitalization or otherwise, computed on the basis of a 360-day year and twelve 30-day months. Any fractional shares of a PIK Dividend will be rounded to the nearest whole share. All shares of Common Stock issued in payment of a PIK Dividend will be duly authorized, validly issued, fully paid and non-assessable. Dividends will accumulate whether or not the Company has earnings, there are funds legally available for the payment of those dividends and whether or not those dividends are declared by the Company’s Board of Directors.

Conversion Features

 Each share of Series A Preferred Stock is convertible at any time and in the sole discretion of the holder, into shares of Common Stock at a conversion rate of $1.00 per share (the “Conversion Rate”) plus any accrued but unissued PIK Dividends, when converted, subject to certain restrictions on conversion prior to the Company obtaining stockholder approval. If the Company issues or sells Common Stock at a price below the current conversion rate of $1.00 per share, the conversion rate will be adjusted downward immediately following the dilutive issuance. The new conversion rate will be calculated based on a formula that takes into account the previous conversion rate, number of shares outstanding before and after issuance, and the consideration received by the Company in connection with the dilutive issuance. Certain types of agreements to sell Common Stock at market pricing will be evaluated on a quarterly basis or immediately prior to a Liquidation Event for purposes of determining if they collectively constitute a dilutive issuance.

Following receipt of the stockholder approval, the Company can initiate a mandatory conversion at any time when the resale of issued Common Stock is covered under an effective registration statement or can be sold without volume limitations under Rule 144 (or successor rule), as determined by the counsel to the Company. The Series A Preferred Stock will automatically convert into shares of Common Stock at the Conversion Rate, as follows: (i) 50% of the issued and outstanding Series A Preferred Stock will convert into shares of Common Stock if the Volume-weighted average price (VWAP) trading price for the shares of Common Stock are trading on a national exchange is greater than $4.50 per share for twenty of any thirty consecutive trading days, and (ii) the remaining issued and outstanding Series A Preferred Stock will convert into shares of Common Stock if the VWAP trading price for the shares of Common Stock are trading on a national exchange greater than $6.00 per share for twenty of any thirty consecutive trading days.

The Company analyzed the embedded conversion options for derivative accounting consideration under ASC 815-15 “Derivatives and Hedging” and determined that the conversion options are equity classified.

The Company is restricted from issuing shares of Common Stock exceeding 19.95% of the outstanding Common Stock (the “Exchange Cap”), unless approved by the Company’s stockholders, with each holder of Series A Preferred Stock only able to convert their proportional percentage of the shares allowable under the Exchange Cap. The Company is required to call a meeting of stockholders within 90 days of the Initial Closing to vote on the issuance of shares above the Exchange Cap.

Voting Rights

Each Series A Preferred Stockholder is entitled to the whole number of votes equal to the number of shares of Common Stock into which such holder’s Series A Preferred Stock would be convertible on the record date for the vote or consent of stockholders at a conversion price of $1.04 per share of Common Stock rounded to the nearest whole share.

Liquidation Preferences and Redemption Rights

The Series A Preferred Stock has senior ranking over Common Stock of the Company, and junior to the Company’s indebtedness, in each case for purposes of dividends, distributions, and payments in a liquidation event.

In the event of a liquidation event, holders of Series A Preferred Stock are entitled to receive in cash out of the assets of the Company legally available, whether from capital or from earnings available for distribution to its stockholders, before any amount shall be paid to the holders of Common Stock, an amount in cash per share of Series A Preferred Stock equal to the greater of: (i) 150% of the Stated Value and (ii) the value of the per share consideration paid to the holders of the Common Stock in the Liquidation Event as if the Series A Preferred Stock held by such holder had been converted prior to the liquidation event, subject to certain exceptions as stipulated in the Company’s Certificate of Designations for the Series A Preferred Stock.

The Series A Preferred Stock are redeemable upon the occurrence of any transaction or series of related transactions pursuant to which the Company effects (i) any merger or consolidation of the Company where the Company is not the surviving entity, (ii) any sale of all or substantially all of its assets, or (iii) any reclassification of the Common Stock or any compulsory share exchange pursuant to which the Common Stock is effectively converted into or exchanged for other securities, cash or property (a “Fundamental Transaction”). In the event of a Fundamental Transaction, holders of Series A Preferred Stock are entitled to receive in cash the greatest of: (i) 150% of the Stated Value, (ii) the Stated Value of Series A Preferred Stock, plus to the extent holders of Common Stock will receive cash consideration in exchange for their Common Stock in a Fundamental Transaction, cash consideration equal to the value of any accrued but unpaid dividends, and (iii) the value of the per share consideration paid to the holders of the Common Stock in the Fundamental Transaction as if the Series A Preferred Stock held by such holder had been converted prior to the Fundamental Transaction.

As part of the Company’s analysis of the classification of the Series A Preferred Stock, the Company considered the guidance in ASC 480-10-S99-3A and in particular paragraphs 2 and 3f, which require preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable upon the occurrence of an event that is not solely within the control of the issuer. Due to the consideration payable upon a Fundamental Transaction and the liquidation preferences of the Series A

Preferred Stock providing for payout on the Series A Preferred Stock prior to payment to the Common Stockholders, the Company cannot avail itself of the limited exception of paragraph ASC 480-10-S99-3A-3f. As a result, the Company concluded that the Series A Preferred Stock are subject to ASR 268, Presentation in Financial Statements of “Redeemable Preferred Stocks,” and should be classified outside of permanent equity.